Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Corporate Bonds (5.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.9%)
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,477
Toyota Motor Credit Corp. 2.500%, 3/22/24	2,218,000	2,186

Total		3,663

Consumer, Non-cyclical (1.1%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	742
Roche Holdings, Inc. 2.314%, 3/10/27 144A	1,270,000	1,156
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	2,570,000	2,450

Total		4,348

Energy (0.6%)
Exxon Mobil Corp. 2.709%, 3/6/25	2,560,000	2,466

Total		2,466

Financial (2.5%)
Bank of America Corp. 2.884%, (US SOFR 3 Month plus 1.452%), 10/22/30 α	512,000	427
3.458%, (US SOFR 3 Month plus 1.232%), 3/15/25 α	2,210,000	2,180
BOC Aviation USA Corp. 1.625%, 4/29/24 144A	696,000	678
Citigroup, Inc. 3.520%, (US SOFR 3 Month plus 1.413%), 10/27/28 α	100,000	90
3.980%, (US SOFR 3 Month plus 1.600%), 3/20/30 α	152,000	137
Credit Suisse Group AG 4.282%, 1/9/28 144A	901,000	828
The Goldman Sachs Group, Inc. 1.757%, (US SOFR plus 0.730%), 1/24/25 α	441,000	434
3.615%, (US SOFR plus 1.846%), 3/15/28 α	181,000	167
3.814%, (US SOFR 3 Month plus 1.420%), 4/23/29 α	119,000	108
HSBC Holdings PLC 1.162%, (US SOFR plus 0.580%), 11/22/24 α	1,253,000	1,241
JPMorgan Chase & Co. 2.069%, (US SOFR plus 1.015%), 6/1/29 α	1,094,000	922
2.522%, (US SOFR plus 2.040%), 4/22/31 α	358,000	290
4.005%, (US SOFR 3 Month plus 1.382%), 4/23/29 α	360,000	332
5.299%, (US SOFR plus 1.450%), 7/24/29 α	165,000	161
5.546%, (US SOFR plus 1.070%), 12/15/25 α	918,000	912
Morgan Stanley 0.790%, (US SOFR plus 0.525%), 5/30/25 α	490,000	471
Wells Fargo & Co. 4.897%, (US SOFR plus 2.100%), 7/25/33 α	325,000	294

Corporate Bonds (5.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.389%, (US SOFR plus 2.020%), 4/24/34 α	215,000	201
5.574%, (US SOFR plus 1.740%), 7/25/29 α	280,000	273

Total		10,146

Industrial (0.5%)
Caterpillar Financial Services Corp. 3.650%, 8/12/25	1,970,000	1,908
DAE Funding LLC 1.550%, 8/1/24 144A	116,000	111

Total		2,019

Utilities (0.1%)
Sempra Energy 3.300%, 4/1/25	507,000	487

Total		487

Total Corporate Bonds (Cost: $23,904)		23,129

Governments (68.5%)
Governments (68.5%)
Canadian Government Real Return Bond 3.500%, 3/1/28 CAD ∞	27,000,000	19,230
Federal Home Loan Banks 5.500%, 7/15/36	1,000,000	1,068
Federal Home Loan Mortgage Corp. 6.250%, 7/15/32	14,850,000	16,430
Federal National Mortgage Association 6.625%, 11/15/30	13,650,000	15,110
Tennessee Valley Authority 1.500%, 9/15/31	1,500,000	1,159
3.875%, 3/15/28	1,750,000	1,689
5.880%, 4/1/36	3,250,000	3,463
US Treasury Inflation Index Bond 0.125%, 1/15/30 ß	18,712,103	16,310
0.125%, 7/15/30	12,518,205	10,847
0.125%, 1/15/31	14,184,698	12,129
0.125%, 7/15/31	6,272,640	5,325
0.125%, 1/15/32	12,570,780	10,531
0.125%, 2/15/51	8,805,525	4,899
0.125%, 4/15/26	4,545,723	4,247
0.125%, 7/15/26	5,802,251	5,423
0.125%, 10/15/26 ß	4,698,204	4,369
0.250%, 2/15/50	6,562,949	3,861
0.375%, 1/15/27	13,160,264	12,241
0.375%, 7/15/27	10,309,118	9,559
0.500%, 1/15/28	9,294,075	8,565
0.625%, 7/15/32	9,626,258	8,387
0.625%, 2/15/43	8,841,308	6,423
0.625%, 1/15/26	12,825,807	12,192
0.750%, 2/15/42	10,544,764	7,983
0.750%, 2/15/45	17,679,713	12,843
0.750%, 7/15/28	1,826,595	1,700
0.875%, 2/15/47	5,698,260	4,152
0.875%, 1/15/29	10,895,130	10,108

Inflation Protection Portfolio

Governments (68.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.000%, 2/15/46	3,805,677	2,887
1.000%, 2/15/48	1,425,494	1,060
1.000%, 2/15/49	2,974,898	2,194
1.125%, 1/15/33	5,130,850	4,633
1.250%, 4/15/28	4,585,860	4,360
1.375%, 7/15/33	5,616,103	5,192
1.375%, 2/15/44	10,072,781	8,418
1.750%, 1/15/28	503,383	489
2.000%, 1/15/26	3,773,196	3,699
2.125%, 2/15/41	3,588,653	3,470
2.375%, 1/15/27	871,551	865
2.500%, 1/15/29	3,295,912	3,318
3.625%, 4/15/28	2,834,835	2,978
3.875%, 4/15/29	3,718,780	4,003

Total		277,809

Total Governments (Cost: $330,273)		277,809

Municipal Bonds (0.4%)
Municipal Bonds (0.4%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	582
University of California 1.316%, 5/15/27 RB	1,105,000	973

Total Municipal Bonds (Cost: $1,745)		1,555

Structured Products (19.2%)
Asset Backed Securities (6.2%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	2,350,000	2,018
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2 7.172%, (US SOFR 3 Month plus 1.862%), 4/18/31 144A	500,000	490
Bean Creek CLO, Ltd., Series 2018-1A, Class AR 6.608%, (US SOFR 3 Month plus 1.282%), 4/20/31 144A	1,377,573	1,374
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	782,521	668
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	79,132	76
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	1,950,000	1,290
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,682
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,000,000	908
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR 6.708%, (US SOFR 3 Month plus 1.382%), 7/20/31 144A	1,125,000	1,123

Structured Products (19.2%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	599,484	498
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	417,307	345
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1 6.600%, (US SOFR 3 Month plus 1.292%), 4/15/31 144A	500,000	498
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	228,106	227
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	483,207	451
J.G. Wentworth XLI LLC, Series 2018-1A, Class B 4.700%, 10/15/74 144A	367,238	302
KKR Financial CLO, Ltd., Series 2018-22A, Class A 6.738%, (US SOFR 3 Month plus 1.412%), 7/20/31 144A	1,500,000	1,495
KKR Financial CLO, Ltd., Series 2022-1A, Class B 7.926%, (US SOFR 3 Month plus 2.600%), 7/20/31 144A	1,400,000	1,401
Magnetite CLO, Ltd., Series 2021-29A, Class B 6.970%, (US SOFR 3 Month plus 1.662%), 1/15/34 144A	1,650,000	1,625
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2 6.700%, (US SOFR 3 Month plus 1.392%), 1/17/31 144A	1,391,796	1,391
Progress Residential Trust, Series 2021-SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	882
Rockford Tower CLO, Ltd., Series 2020-1A, Class B 7.388%, (US SOFR 3 Month plus 2.062%), 1/20/32 144A	1,350,000	1,339
ServiceMaster Brands, Series 2020-1, Class A2I 2.841%, 1/30/51 144A	1,188,075	1,003
Shelter Growth CRE Issuer, Ltd., Series 2022- FL4, Class A 7.623%, (US SOFR 1 Month plus 2.296%), 6/19/37 144A	1,272,000	1,269
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B 2.750%, 7/15/38 144A	553,417	522
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	1,005,430	938
Wellfleet CLO, Ltd., Series 2022-1A, Class B2 4.775%, 4/15/34 144A	1,250,000	1,231

Total		25,046

Inflation Protection Portfolio

Structured Products (19.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (13.0%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	147,351	127
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	191,844	183
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	315,424	249
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	242,634	191
Bellemeade Re, Ltd., Series 2019-3A, Class M1C 7.384%, (ICE LIBOR USD 1 Month plus 1.950%), 7/25/29 144A	1,133,722	1,137
Bellemeade Re, Ltd., Series 2021-2A, Class M1C 7.165%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	2,096
Bellemeade Re, Ltd., Series 2021-3A, Class M1A 6.315%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	660,949	659
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E 7.447%, (US SOFR 1 Month plus 2.115%), 9/15/36 144A	745,455	711
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F 7.847%, (US SOFR 1 Month plus 2.515%), 9/15/36 144A	1,400,000	1,315
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1 7.415%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	544,204	550
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	45,055	40
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B 6.610%, (US SOFR 1 Month plus 1.277%), 5/15/36 144A	872,829	869
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D 6.980%, (US SOFR 1 Month plus 1.647%), 5/15/36 144A	2,149,652	2,135
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	271,404	222
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	1,474,000	1,419
Extended Stay America Trust, Series 2021- ESH, Class E 8.296%, (US SOFR 1 Month plus 2.965%), 7/15/38 144A	1,634,839	1,602
Federal Home Loan Mortgage Corp. 2.500%, 10/1/51	2,080,477	1,656
3.500%, 8/1/52	2,023,425	1,741
4.500%, 10/1/52	1,888,364	1,735

Structured Products (19.2%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.000%, 1/1/53	2,060,953	2,037
Federal National Mortgage Association 2.500%, 1/1/52	8,062,137	6,442
4.000%, 9/1/52	9,970,481	8,893
5.500%, 1/1/53	4,034,460	3,903
Federal National Mortgage Association, Series 2018-C03, Class 1EB2 8.029%, (US 30 Day Average SOFR plus 2.715%), 5/25/24	204,581	206
Government National Mortgage Association 5.500%, 12/20/52	1,824,882	1,773
Government National Mortgage Association TBA 6.500%, 10/23/53	2,069,000	2,081
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	1,818
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.758%, (AFC), 10/25/29 144A	266,592	250
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	572,515	494
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.449%, (AFC), 1/25/47 144A	277,254	236
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	1,013,358	867
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,239
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	749,572	648
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A ∑	769,344	717
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	669,431	554
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	853,993	671
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	303,284	271

Total		52,737

Total Structured Products (Cost: $83,716)		77,783

Short-Term Investments (4.9%)
Commercial Paper (4.9%)
Bennington Stark Capital Co. LLC 0.000%, 10/4/23	2,000,000	1,999
Chariot Funding LLC 0.000%, 10/20/23	9,000,000	8,972
Liberty Funding LLC
0.000%, 10/25/23	1,000,000	996
0.000%, 10/26/23	4,000,000	3,984

Inflation Protection Portfolio

Short-Term Investments (4.9%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
Wal-Mart Stores, Inc. 0.000%, 10/2/23	4,000,000	3,998

Total		19,949

Total Short-Term Investments (Cost: $19,952)		19,949

Total Investments (98.7%) (Cost: $459,590)@		400,225

Other Assets, Less Liabilities (1.3%)		5,424

Net Assets (100.0%)		405,649

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	9,100	91	12/23	$9,588	$(70)	$14
Ten-Year US Treasury Note Future	Long	USD	16,300	163	12/23	17,614	(331)	33
Ultra Ten-Year US Treasury Note Future	Long	USD	5,800	58	12/23	6,471	(200)	14
							$(601)	$61

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$–	$1,382	$1,382	$–	π
CPURNSA	1.715%	6/24	7,400	USD	–	940	940	(1)
CPURNSA	1.860%	7/24	7,500	USD	–	883	883	(1)
CPURNSA	1.858%	8/24	12,700	USD	–	1,497	1,497	(1)
CPURNSA	2.073%	8/27	3,500	USD	–	436	436	(8)
CPURNSA	2.145%	11/27	5,000	USD	(1)	574	573	(11)
CPURNSA	1.800%	10/29	3,700	USD	–	551	551	(10)
CPURNSA	1.884%	11/29	2,000	USD	–	284	284	(6)
CPURNSA	2.415%	2/28	2,500	USD	–	22	22	(5)
CPURNSA	2.565%	4/28	1,500	USD	–	2	2	(3)
CPURNSA	2.438%	2/30	9,500	USD	1	111	112	(25)
CPURNSA	2.498%	9/31	7,000	USD	–	494	494	(21)
CPURNSA	2.619%	3/33	5,500	USD	1	27	28	(15)
CPURNSA	2.243%	1/26	6,000	USD	–	644	644	(7)
CPURNSA	1.078%	6/25	3,000	USD	–	493	493	(1)
CPURNSA	2.503%	8/26	7,000	USD	–	6	6	(8)
CPURNSA	1.291%	5/30	2,000	USD	–	393	393	(5)
CPURNSA	1.629%	6/30	2,000	USD	–	357	357	(6)
CPURNSA	2.663%	8/30	1,200	USD	1	(5)	(4)	(3)
CPURNSA	2.495%	5/33	3,500	USD	1	39	40	(9)
CPURNSA	2.650%	8/33	8,500	USD	1	(13)	(12)	(22)

					$4	$9,117	$9,121	$(168)

	Financial Derivative Assets				Financial Derivative Liabilities

	Variation Margin (000’s)				Variation Margin (000’s)			Market Value (000’s)

	Swaps		Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	π	$61	$61	$(168)	$–	$(168)	$–

Inflation Protection Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services LLC	CAD	27,650	20,380	12/15/23	$7	$—	$7

						$7	$—	$7

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	$79	$79
CPURNSA	Bank of America NA	2.140%	7/25	2,900	300	300
CPURNSA	Bank of America NA	1.790%	8/25	1,500	205	205
CPURNSA	Bank of America NA	2.240%	4/27	3,500	350	350
CPURNSA	Bank of America NA	2.218%	4/27	2,000	204	204
CPURNSA	Bank of America NA	2.235%	4/27	2,000	202	202
CPURNSA	Bank of America NA	2.235%	5/27	5,000	507	507
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	30	30
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	187	187
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	174	174
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(208)	(208)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(45)	(45)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,247	1,247
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	983	983
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	932	932
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	311	311
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	299	299
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	398	398

					$6,155	$6,155

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$7	$ 6,408	$ 6,415	—	—	$ (253)	$ (253)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023 the value of these securities (in thousands) was $50,089 representing 12.4% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∞	Foreign Bond — par value is foreign denominated.
ß	Part or all of the security has been pledged as collateral.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $459,594 and the net unrealized depreciation of investments based on that cost was $44,687 which is comprised of $15,611 aggregate gross unrealized appreciation and $60,298 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$1,555	$—
Corporate Bonds	—	23,129	—
Governments	—	277,809	—
Structured Products	—	77,783	—
Short-Term Investments	—	19,949	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	7	—
Total Return Swaps	—	15,545	—

Total Assets:	$—	$415,777	$—

Liabilities:
Other Financial Instruments^
Futures	(601)	—	—
Total Return Swaps	—	(269)	—

Total Liabilities:	$(601)	$(269)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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